Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency translation gain or loss recognized (in Dollars) | $
Convenience translation rate | (per share)	¥ 7.2513	$ 1
Allowances for doubtful accounts				$ 288	¥ 9,801
Inventory impairment					180
Underpayment taxes	100	$ 15
Recognized commitments and contingencies					¥ 2,900
Expected credit losses	¥ 2,087			$ 288
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years			3 years
Minimum [Member] | VAT [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Gross sales price percentage	6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years			5 years
Maximum [Member] | VAT [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Gross sales price percentage	13.00%	13.00%